INCOME TAXES - Deferred income taxes (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ 47,929
Non recoverable net deferred tax assets	(3,393,137)	₺ (2,765,289)
Deferred income tax assets, net	49,157
Temporary differences
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	3,442,294	2,765,289
Tax incentives
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(7,103,220)	(5,230,536)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	1,813,403	1,323,925
Property and equipment and intangible assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(2,423,900)	(2,558,343)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	604,694	637,525
Lease liabilities
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(1,562,285)	(1,285,378)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	392,987	321,832
Carry forward tax losses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(1,363,452)	(733,827)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	409,036	220,148
Employee benefit obligations
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(1,143,119)	(765,918)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	289,662	195,626
Trade receivables
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(616,072)	(611,915)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	156,699	159,462
Accrued expenses, contract liabilities and merchant advances
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(554,694)	(822,050)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	138,495	205,045
Inventories
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(507,206)	(207,131)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	126,802	51,782
Provision for license fee
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(260,494)	(235,637)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	65,123	58,909
Deferred income
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(198,370)	(433,167)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	55,153	111,266
Legal provisions
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(93,813)	(48,474)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	23,453	12,118
Income accruals and contract assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities		58,551
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)		(14,638)
Prepaid expenses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	104,399	81,473
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(26,236)	(20,411)
Trade payables and payables to merchants
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	554,384	343,658
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(138,596)	(85,915)
Right-of-use assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	1,854,009	1,643,339
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ (468,381)	₺ (411,385)